Restructuring (Tables)	9 Months Ended
Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Details of movement in restructuring charge

	Nine Months Ended	Year ended
	September 30, 2021	December 31, 2020
	(in thousands)

Opening provision	$10,748	$1,637
Additional provisions	6,162	18,089
Utilization	(6,802)	(9,303)
Foreign exchange movement	(93)	325
Ending provision	$10,015	$10,748